Adoption of ASU 2018-12 (Cumulative Effect Adjustments to Components of Stockholders' Equity) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total stockholders equity	$ 5,102	$ 19,915	$ 22,699
Retained Earnings [Member]
Total stockholders equity	5,924	5,196	8,686	$ 8,854
Accumulated Other Comprehensive Income (Loss) [Member]
Total stockholders equity	(6,352)	9,984	8,931	5,673
Cumulative Effect, Period of Adoption, Adjustment [Member]
Total stockholders equity	533	(839)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Total stockholders equity	(783)	(4,382)	(6,273)	$ (203)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Total stockholders equity	$ 1,316	$ 3,543	4,627
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
DAC, VOBA, DSI and DFEL			2,271
Additional liabilities for other insurance benefits			1,197
LFPB and Other			(1,902)
MRBs			(3,212)
Total stockholders equity			(1,646)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
LFPB and Other			(187)
MRBs			(6,086)
Total stockholders equity			(6,273)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
DAC, VOBA, DSI and DFEL			2,271
Additional liabilities for other insurance benefits			1,197
LFPB and Other			(1,715)
MRBs			2,874
Total stockholders equity			$ 4,627